Taxation - Unrecognized tax losses (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	SFr 151,362,039	SFr 141,970,938
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	8,173,993	1,754,398
Between 1 and 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	41,980,704	31,089,191
Between 3 and 7 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	100,136,349	108,055,089
More than 7 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	1,070,993	1,072,260
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	150,300,000	140,900,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards	SFr 1,100,000	SFr 1,100,000